Accounts Receivable - Summary of Accounts receivable (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade and other receivables [abstract]
Customers	R$ 458,776	R$ 203,604
Dividends and interest receivable on equity capital—Funds	7,052	18,852
Other	702	181
(-) Expected losses on accounts receivable	(4,501)	(3,437)
Total	R$ 462,029	R$ 219,200